DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Expenses by Nature (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Expenses by Nature [abstract]
Salaries, wages and other compensations	$ 144,176,852		$ 137,732,303		$ 133,848,043
Social security taxes	24,333,728		23,535,694		22,161,557
Compensation to Directors and Supervisory Committee	1,238,276		1,145,427		1,166,017
Professional services fees	35,786,757		28,594,551		21,265,254
Technical operator assistance fees	32,931,332		34,736,319		17,412,376
Materials	24,812,013		24,230,359		22,029,188
Third parties services	17,939,591		14,865,807		13,666,594
Telecommunications and post expenses	811,859		1,218,507		619,665
Rents	5,382,730		4,812,556		3,769,074
Transports and freight	7,602,261		6,477,071		6,439,951
Easements	2,566,160		1,576,440		2,296,518
Offices supplies	565,806		461,811		734,870
Travel expenses	2,987,532		3,722,045		2,754,814
Insurance	11,833,551		4,784,199		6,076,787
Property, plant and equipment maintenance	81,446,068		71,698,012		58,077,413
Depreciation of property, plant and equipment	201,961,353		170,574,036		173,677,316
Taxes and contributions	98,481,829		100,286,896		88,979,955
Advertising	3,404,833		2,893,438		2,534,187
Impairment on financial assets	11,078,767				488,750
Banks expenses	2,087,942		1,515,415		477,297
Interests expense	88,652,830		73,285,957		70,549,538
Foreign exchange loss	297,610,053		199,650,890		1,372,385,135
Other expenses	5,107,505		4,013,542		4,756,861
Total	1,102,799,628		911,811,275		2,026,167,160
Tax on exports	22,287,474		30,423,023		23,591,931
Operating Expenses, Regulated Activities [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	59,967,549		57,492,904		54,348,642
Social security taxes	9,887,055		9,599,385		9,301,873
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	4,714,646		2,941,092		1,281,268
Technical operator assistance fees	14,697,735		13,190,835		684,080
Materials	9,995,535		8,399,808		6,011,999
Third parties services	6,088,333		5,636,967		6,693,234
Telecommunications and post expenses	218,953		323,940		132,089
Rents	465,495		610,563		450,381
Transports and freight	4,341,031		3,754,845		3,958,550
Easements	2,566,160		1,576,440		2,296,518
Offices supplies	271,188		177,176		360,448
Travel expenses	1,543,942		1,560,214		1,401,623
Insurance	4,597,199		2,575,842		3,570,521
Property, plant and equipment maintenance	60,791,900		51,701,158		42,948,295
Depreciation of property, plant and equipment	118,745,888		107,650,353		107,711,058
Taxes and contributions	11,782,867		13,171,985		17,173,664
Advertising	0		0		0
Impairment on financial assets	0				0
Banks expenses	0		0		0
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Other expenses	1,431,086		1,294,189		1,692,772
Total	312,106,562		281,657,696		260,017,015
Operating Expenses, Non-regulated Activities [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	51,297,972		47,748,530		45,060,597
Social security taxes	9,179,425		8,451,642		8,029,311
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	4,069,490		3,227,750		2,284,214
Technical operator assistance fees	18,233,597		21,545,484		16,728,296
Materials	14,816,247		15,820,833		16,017,189
Third parties services	10,872,081		8,196,911		6,437,237
Telecommunications and post expenses	184,399		432,230		248,180
Rents	4,774,416		4,064,025		3,209,987
Transports and freight	3,114,247		2,602,870		2,388,345
Easements	0		0		0
Offices supplies	80,601		85,799		141,061
Travel expenses	597,009		588,323		655,963
Insurance	3,489,905		2,189,969		2,128,071
Property, plant and equipment maintenance	19,043,657		17,679,736		13,873,256
Depreciation of property, plant and equipment	78,354,294		57,651,860		57,027,839
Taxes and contributions	586,801		452,737		490,635
Advertising	740		153		676
Impairment on financial assets	0				0
Banks expenses	0		0		0
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Other expenses	3,286,063		2,479,381		2,777,854
Total	221,980,944		193,218,233		177,498,711
Administrative Expenses [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	25,626,186		25,290,408		27,538,473
Social security taxes	3,833,099		4,138,967		3,505,001
Compensation to Directors and Supervisory Committee	1,238,276		1,145,427		1,166,017
Professional services fees	21,416,252		19,234,049		12,980,433
Technical operator assistance fees	0		0		0
Materials	0		0		0
Third parties services	979,177		1,031,929		536,123
Telecommunications and post expenses	314,764		405,771		211,259
Rents	137,435		125,821		102,882
Transports and freight	146,819		119,356		93,027
Easements	0		0		0
Offices supplies	185,631		174,407		206,751
Travel expenses	728,402		1,435,934		584,100
Insurance	3,736,934		0		378,195
Property, plant and equipment maintenance	1,610,511		2,316,921		1,255,862
Depreciation of property, plant and equipment	4,861,171		5,271,823		8,938,419
Taxes and contributions	199,689		149,653		577,248
Advertising	0		0		0
Impairment on financial assets	0				0
Banks expenses	2,087,942		1,515,415		477,297
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Other expenses	87,660		34,647		17,485
Total	67,189,948		62,390,528		58,568,572
Selling Expenses [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	7,285,145		7,200,461		6,900,331
Social security taxes	1,434,149		1,345,700		1,325,372
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	5,586,369		3,191,660		4,719,339
Technical operator assistance fees	0		0		0
Materials	231		9,718		0
Third parties services	0		0		0
Telecommunications and post expenses	93,743		56,566		28,137
Rents	5,384		12,147		5,824
Transports and freight	164		0		29
Easements	0		0		0
Offices supplies	28,386		24,429		26,610
Travel expenses	118,179		137,574		113,128
Insurance	9,513		18,388		0
Property, plant and equipment maintenance	0		197		0
Depreciation of property, plant and equipment	0		0		0
Taxes and contributions	85,912,472	[1]	86,512,521	[2]	70,738,408	[3]
Advertising	3,404,093		2,893,285		2,533,511
Impairment on financial assets	11,078,767				488,750
Banks expenses	0		0		0
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Other expenses	302,696		205,325		268,750
Total	115,259,291		101,607,971		87,148,189
Financial Expenses [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	0		0		0
Social security taxes	0		0		0
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	0		0		0
Technical operator assistance fees	0		0		0
Materials	0		0		0
Third parties services	0		0		0
Telecommunications and post expenses	0		0		0
Rents	0		0		0
Transports and freight	0		0		0
Easements	0		0		0
Offices supplies	0		0		0
Travel expenses	0		0		0
Insurance	0		0		0
Property, plant and equipment maintenance	0		0		0
Depreciation of property, plant and equipment	0		0		0
Taxes and contributions	0		0		0
Advertising	0		0		0
Impairment on financial assets	0				0
Banks expenses	0		0		0
Interests expense	88,652,830		73,285,957		70,549,538
Foreign exchange loss	297,610,053		199,650,890		1,372,385,135
Other expenses	0		0		0
Total	$ 386,262,883		$ 272,936,847		$ 1,442,934,673

[1]	Includes tax on exports for Ps. 22,287,474 for the year ended December 31, 2025.
[2]	Includes tax on exports for Ps. 30,423,023 for the year ended December 31, 2024.
[3]	Includes tax on exports for Ps. 23,591,931 for the year ended December 31, 2023.